Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
(Loss)/Income for the period	$ 5,128	$ (3,350)
Adjustments for:
Depreciation	4,980	4,971
Depreciation of deferred dry-docking costs	2,105	2,427
Payment of deferred dry-docking costs	(339)	(1,956)
Provision for staff retirement indemnities	12	65
Gain on derivative financial instruments	(4)	(8)
Gain on sale of vessel	0	(2,137)
Interest expense and finance costs	3,476	4,221
Interest income	(398)	(1,005)
Foreign exchange losses/(gains), net	17	42
Trade receivables, net	(3,147)	(407)
Inventories	888	(159)
Prepayments and other assets	(4,500)	181
Trade accounts payable	(7)	(1,093)
Accrued liabilities and other payables	1,972	(179)
Deferred revenue	154	(444)
Net cash generated from operating activities	10,337	1,169
Cash flows from investing activities:
Net Proceeds from sale of vessel	0	8,362
Advance for vessel acquisition	(70)	0
Improvements	(308)	(31)
Purchases of office furniture and equipment	(5)	(10)
Interest received	398	931
Net cash generated from investing activities	15	9,252
Cash flows from financing activities:
Repayment of long-term debt and financial liabilities	(4,033)	(4,184)
Prepayment of long-term debt	0	(1,879)
Decrease in restricted cash	0	1,055
Repayment of lease liability - principal	(163)	(154)
Interest paid	(3,089)	(3,769)
Net cash used in financing activities	(7,285)	(8,931)
Net increase in cash and cash equivalents	3,067	1,490
Cash and cash equivalents at the beginning of the period	26,254	46,837
Cash and cash equivalents at the end of the period	$ 29,321	$ 48,327